Dividends (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of classes of share capital [line items]
Floating Quarterly Dividend Rate
Period	Annual Dividend Rate
June 30, 2016 to September 29, 2016	2.539%
September 30, 2016 to December 30, 2016	2.512%
December 31, 2016 to March 30, 2017	2.509%
March 31, 2017 to June 29, 2017	2.480%
June 30, 2017 to September 29, 2017	2.529%
September 30, 2017 to December 30, 2017	2.742%
December 31, 2017 to March 30, 2018	2.872%
March 31, 2018 to June 29, 2018	3.171%
June 30, 2018 to September 29, 2018	3.300%
September 30, 2018 to December 30, 2018	3.509%
December 31, 2018 to March 30, 2019	3.713%
March 31, 2019 to June 29, 2019	3.682%
June 30, 2019 to September 29, 2019	3.687%
September 30, 2019 to December 30, 2019	3.638%

Dividends Declared
2019		2018
Class A Voting Share	Class B Non-Voting Share	Class A Voting Share	Class B Non-Voting Share
1.1825	1.1850	1.1825	1.1850

The dividends per share recognized as distributions to preferred shareholders for dividends declared during the year ended August 31, 2018 and 2017 are as follows:

2019		2018
Series A Preferred Share	Series B Preferred Share	Series A Preferred Share	Series B Preferred Share
0.6978	0.9119	0.6978	0.7553